FINANCIAL RISK MANAGEMENT - Sensitivity Analysis for Interest Rate Risk (Details) - Interest rate risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10 bp decrease on net income (loss)	$ 1	$ 1	$ 1
Impact of 10 bp increase on net income (loss)	(1)	(1)	(1)
Impact of 10 bp decrease on other comprehensive (loss) income	(1)	(1)	(2)
Impact of 10 bp increase on other comprehensive (loss) income	$ 1	$ 1	$ 2